Income Taxes (Schedule Of Income (Loss) Before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
Domestic	$ 46.2	$ 120.2	$ 46.3
Foreign	37.1	48.7	49.5
Income from continuing operations, before income taxes	$ 83.3	$ 168.9	$ 95.8